Provisions for liabilities - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Jul. 15, 2024 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Oct. 17, 2024 GBP (£)	Oct. 17, 2024 CAD ($)	Jul. 15, 2024 USD ($)	Apr. 25, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		£ 4,071	£ 531
Cash retained for working capital needs							£ 416	$ 750
Other provisions for liabilities		3,044	468
Provision for expected liability		£ 7,115	999								£ 1,521
Pre-tax discount rate, provision calculation		3.27%
Trade and other payables		£ 9,550	9,700
Beni Oral Nicotine LLC
Disclosure Of Other Provisions [Line Items]
Additional provisions, other provisions	£ 51
Contingent consideration recognised as of acquisition date	£ 160								$ 200
Contingent consideration, term	5 years
Interest on tax payables including FIIGLO
Disclosure Of Other Provisions [Line Items]
Final judgment litigation settlement amount		£ 800
DOJ & OFAC investigation
Disclosure Of Other Provisions [Line Items]
Trade and other payables | $					$ 635					$ 635
Bottom of range
Disclosure Of Other Provisions [Line Items]
Sensitivity on changes in pricing plans, hypothesis, provision calculation		60.00%
Increase (decrease) in provision if pricing plans change, provision calculation		£ (434)
Top of range
Disclosure Of Other Provisions [Line Items]
Sensitivity on changes in pricing plans, hypothesis, provision calculation		120.00%
Increase (decrease) in provision if pricing plans change, provision calculation		£ 71
Decrease in three percent, tobacco companies net income after taxes
Disclosure Of Other Provisions [Line Items]
Sensitivity additional volume decline, hypothesis, provision calculation		3.00%
Increase (decrease) in provision if volume decreases, provision calculation		£ (568)
Decrease less than three percent, tobacco companies net income after taxes
Disclosure Of Other Provisions [Line Items]
Sensitivity additional volume decline, hypothesis, provision calculation		3.00%
Increase (decrease) in provision if volume decreases, provision calculation		£ 176
Settlement of tobacco litigation in Canada
Disclosure Of Other Provisions [Line Items]
Other provisions							£ 18,000	$ 32,500
Settlement of tobacco litigation in Canada, upfront payment
Disclosure Of Other Provisions [Line Items]
Percentage of cash tax refunds received from upfront payments							85.00%	85.00%
Annual payments, percentage of net income after taxes							85.00%	85.00%
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		£ 32	43
Estimated unwind percentage of noncurrent provisions relates to termination payments		98.00%
Other provisions for liabilities		£ 33	96
Provision for expected liability		£ 65	139								297
Restructuring of existing businesses | Top of range
Disclosure Of Other Provisions [Line Items]
Expected unwind period		5 years
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		£ 31	29
Estimated unwind percentage of noncurrent provisions		67.00%
Other provisions for liabilities		£ 11	13
Provision for expected liability		£ 42	42								44
Employee-related benefits | Top of range
Disclosure Of Other Provisions [Line Items]
Expected unwind period		5 years
Fox River
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		£ 42	41
Charges in respect of DOJ and OFAC investigation*				£ 274
Payments for funding agreement		1	1
Legal costs incurred			10
Other provisions for liabilities		2	3
Provision for expected liability		£ 44	44								54
Fox River | Top of range
Disclosure Of Other Provisions [Line Items]
Expected unwind period		5 years
Canada Proposed Plan
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		£ 3,747				$ 6,750
Other provisions for liabilities		2,456				$ 4,423
Provision for expected liability		£ 6,203	0
Canada Proposed Plan | Minimum
Disclosure Of Other Provisions [Line Items]
Provision term		20 years
Canada Proposed Plan | Maximum
Disclosure Of Other Provisions [Line Items]
Provision term		30 years
Other provisions
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		£ 219	418
Other provisions for liabilities		542	356
Provision for expected liability		761	774								£ 676
Other provisions | British-American Tobacco (Romania) Investment S.R.L, BATRI
Disclosure Of Other Provisions [Line Items]
Other provisions		59
Sales return provision
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		106	55
Provision For Interest | Interest on tax payables including FIIGLO
Disclosure Of Other Provisions [Line Items]
Other provisions		270	244
Provision for taxes other than income tax
Disclosure Of Other Provisions [Line Items]
Other provisions		113
Litigation related deposits | Brazil
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		37	40
Litigation Related Deposits | Brazil
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities		£ 77	£ 89